Goodwill and Intangible Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Goodwill and Intangible Assets
Summary of identifiable intangible assets

	September 30, 2022
	Weighted Average Useful Life (years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Finite-lived intangible assets:
Developed technology	10.8	$17,092	$(5,681)	$11,411
Trademarks/Tradenames	10.0	2,045	(943)	1,102
Covenant not to compete	3.0	76	(76)	—
		19,213	(6,700)	12,513
Indefinite-lived intangible assets:
In-process research and development	indefinite	—	—	—
Total		$19,213	$(6,700)	$12,513

	December 31, 2021
	Weighted Average Useful Life (years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Finite-lived intangible assets:
Developed technology	10.8	$17,092	$(4,467)	$12,625
Trademarks/Tradenames	10.0	2,045	(790)	1,255
Covenant not to compete	3.0	76	(76)	—
		19,213	(5,333)	13,880
Indefinite-lived intangible assets:
In-process research and development	indefinite	6,947	—	6,947
Total		$26,160	$(5,333)	$20,827

	December 31, 2021
	Weighted Average Useful Life (years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Finite-lived intangible assets:
Developed technology	10.8	$17,092	$(4,467)	$12,625
Trademarks/Tradenames	10.0	2,045	(790)	1,255
Covenant not to compete	3.0	76	(76)	0
		19,213	(5,333)	13,880
Indefinite-lived intangible assets:
In-process research and development	indefinite	6,947	—	6,947
Total		$26,160	$(5,333)	$20,827

	December 31, 2020
	Weighted Average Useful Life (years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Finite-lived intangible assets:
Developed technology	10.0	$14,362	$(2,933)	$11,429
Trademarks/Tradenames	10.0	2,045	(585)	1,460
Covenant not to compete	3.0	76	(76)	0
		16,483	(3,594)	12,889
Indefinite-lived intangible assets:
In-process research and development	indefinite	14,133	—	14,133
Total		$30,616	$(3,594)	$27,022

Schedule of gross amount and accumulated impairment loss of indefinite-lived intangible assets

	December 31, 2020
	Weighted Average Useful Life (years)	Gross Carrying Amount	Accumulated Amortization	Net Book Value
Finite-lived intangible assets:
Developed technology	10.0	$14,362	$(2,933)	$11,429
Trademarks/Tradenames	10.0	2,045	(585)	1,460
Covenant not to compete	3.0	76	(76)	0
		16,483	(3,594)	12,889
Indefinite-lived intangible assets:
In-process research and development	indefinite	14,133	—	14,133
Total		$30,616	$(3,594)	$27,022

Schedule of future amortization of Finite-Lived intangible assets

Year ending December 31,
2022	$1,823
2023	1,823
2024	1,823
2025	1,823
2026	1,823
Thereafter	4,765
$13,880

Schedule of changes in the carrying amount of goodwill

Goodwill at December 31, 2020	$—
Goodwill acquired during the year	21,623
Adjustments to purchase price allocation	(57)
Impairment of goodwill	(21,566)
Goodwill at December 31, 2021	$—